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U.S. Treasury Securities Cash Fund
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Think Checking Fees are nickle and dimeing you to death?

(graphics: drawing of a man holding an umbrella with coins falling down)

The U.S. Public Interest Research Group issued a report on service fees at financial instutitions. Here are some of the results:

ANNUAL FEES (on a regular checking account)

Large Banks                                   Small Banks
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Regular Checking: $218.27                     Regular Checking: $190.33
Interest Bearing Checking: $230.87            Interest-Bearing Checking: $203.17

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Our U.S.  Treasury  Securities  Cash Fund  offers FREE  UNLIMITED  CHECKWRITING, outstanding service and a HIGHER YIELD (4.25% Simple, 4.34% Compound as of 9/30/97). Compare that with your bank.

Why pay the bank for the privilege of holding onto your money? PUT YOUR MONEY TO WORK FOR YOU with the U.S. Treasury Securities Cash Fund.


For more information or to open an account call U.S. Global Investors.

                                                                 (company logo)
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                         1-800-557-2297, ext. 226
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*Source:  San Antonio Express News, 8/1/97.  Maintain a minimum balance of $1000 and you will never be charged a monthly checkwriting fee. The Fund is not a bank and is not backed by the FDIC nor guaranteed by the United States Government or its agencies, although the securities the fund invests in are.

*For more complete information about the U.S. Treasury Securities Cash Fund, including charges and expenses, call 1-800-US-FUNDS or visit our Web site at www.us-global.com for a free prospectus. Read it carefully before you invest or send money. Past performance is no guarantee of future results. The Fund is managed to maintain a stable $1 NAV, but there is no guarantee it will do so. U.S. stands for United Services. STU440